1341703

PROCESSED
OCT 19 2005
THOMSON FINANCIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

OMB APPROVAL
OMB Number: 3235-0076
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FORM D

[redacted]

Pr

05068801

NOTICE OF SALES OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ☐ (check if this is an amendment and name has changed, and indicate change)

Florida One Holdings, Inc.

Filing Under (Check box(es) that apply) ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

SEC MAIL PROCESSING SECTION
RECEIVED
OCT 14 2005
WASH. D.C.
185

Type of filing: ☒ New Filing ☐ Amendment

A. Basic Identification Data

1. Enter the information requested about the Issuer

Name of Issuer ☐ Check if this is an amendment and name has changed, and indicated change)

Florida One Holdings, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

28 Indian Creek Island Road, Indian Creek Village, Florida 33154 (305) 495-1412

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (If Different from Executive Offices)

Same

Brief Description of Business

Bank holding company for national bank in process of organization

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ Other (please specify)

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation: March 7, 2005 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: Florida

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. Basic Identification Data	
2. Enter the information requested for the following: • Each promoter of the issuer, if the issuer has been organized within the past five years; • Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer; • Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and • Each general and managing partner of partnership issuers.	
Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner* ☒ Executive Officer ☒ Director *Assuming sale of 2,000,000 or fewer shares in the offering.	☐ General and/or managing partner
Full Name (Last name first, if individual) Javier Holtz	
Business or Residence Address (Number and Street, City, State, Zip Code) 28 Indian Creek Island Road, Indian Creek Village, Florida 33154	
Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director	☐ General and/or managing partner
Full Name (Last name first, if individual) Chaplin, Wayne E.	
Business or Residence Address (Number and Street, City, State, Zip Code) 1600 NW 163rd Street, Miami, Florida 33169-3562	
Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director	☐ General and/or managing partner
Full Name (Last name first, if individual) Robins, Scott	
Business or Residence Address (Number and Street, City, State, Zip Code) 1800 West 24th Street, Miami Beach, FL 33140	
Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director	☐ General and/or managing partner
Full Name (Last name first, if individual) Tate, James D.	
Business or Residence Address (Number and Street, City, State, Zip Code) 1175 NW 125th Street, Suite 102, North Miami, Florida 33161	
Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director	☐ General and/or managing partner
Full Name (Last name first, if individual)	
Business or Residence Address (Number and Street, City, State, Zip Code)	
Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director	☐ General and/or managing partner
Full Name (Last name first, if individual)	
Business or Residence Address (Number and Street, City, State, Zip Code)	

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or managing partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. Information About the Offering

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?.. ☒ Yes ☐ No

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $250,000, subject to limited exceptions in the Company's discretion

3. Does the offering permit joint ownership of a single unit ☒ Yes ☐ No

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

NONE

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

C. Offering Price, Number of Investors, Expenses and Use of Proceeds

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price*	Amount Already Sold*
Debt	$0	$0
Equity		
☒ Common ☐ Preferred	$25,000,000	$850,000
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify ____________________)	$0	$0
Total	$25,000,000	$850,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors*	Aggregate Dollar Amount of Purchases*
Accredited Investors	____	____
Non-accredited Investors	____	____
Total (for filings under Rule 504 only)	N/A	N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
	Not Applicable	
Rule 505		
Regulation A		
Rule 504		
Total		

* The Issuer is effecting an offering of a minimum of 1.5 million and a maximum of 2.5 million shares of common stock, for an aggregate offering price of a minimum $15 million and a maximum of $25 million. Sales and purchasers to date reflect aggregate subscription price shares subscribed for as of date of this Report, and for which required 20% deposit has been received.

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$0
Printing and Engraving Costs	☒	$5,000
Legal fees	☒	$60,000
Accounting Fees	☒	$2,000
Engineering Fees	☐	$0
Sales Commissions (specify finders fees separately)	☐	$0
Other Expenses (identify): mailing, marketing expense (travel, meals, investor meetings, etc.), miscellaneous	☐	$23,000
Total	☐	$90,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $24,910,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Directors, Officers and Affiliates		Payments to Others
Salaries and Fees	☐	$0	☐	$0*
Purchase of Real Estate	☐	$0	☐	$0*
Purchase, rental or leasing and installation of machinery and equipment	☐	$0	☐	$0*
Construction or leasing of plant, buildings and facilities	☐	$0	☐	$0*
Acquisition or other businesses (including the value of securities involved in this offering that may be used in exchange for the assets of another issuer pursuant to a merger)	☐	$0	☐	$0*
Repayment of indebtedness	☒	$700,000*	☐	$0
Working capital	☐	$0	☒	$24,300,000
Other (specify): ____________________	☐	$0	☐	$0
Column Totals	☒	$700,000	☒	$24,300,000
Total Payments Listed (column totals added)		☐	$25,000,000	

*A portion of the proceeds will be used to repay advances by directors of the Company made to pay for organization expenses of the Company and its proposed subsidiary bank. Such advances may also be forgiven in payment of a portion of the purchase price of shares subscribed for by such directors. Such organizational expenses, none of which were paid to directors officers or affiliates, are expected to include, the following estimated payments: pre-opening salaries - $175,000; Furniture fixtures and equipment - $200,000; pre-opening occupancy, architectural and premises related- $45,000; offering expenses - $90,000; financial operations and technology consulting - $90,000; advertising and marketing - $25,000; Other (escrow agent, supplies, telephone, filing fees, miscellaneous) - $75,000.

D. Federal Signature

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502

Issuer (Print or Type)	Signature	Date
Florida One Holdings, Inc.	[signature]	Oct 13, 2005
Name of Signer (Print or Type)	Title of Signer	
Javier Holtz	President and Chairman	

Attention

Intentional misstatements or omissions of fact constitute federal criminal violations (See 18 USC §1001)